Merger and Reverse Recapitalization (Tables)	3 Months Ended
Mar. 31, 2023
Merger and Reverse Recapitalization
Schedule of consummation of business combination

	Shares	Ownership %
DHHC public shareholders - UHG Class A Common Shares (1)	4,331,606	9.1%
DHHC sponsor shareholders - UHG Class A Common Shares	4,160,931	8.7%
GSH existing shareholders - UHG Class B Common Shares	36,973,877	77.7%
GSH existing shareholders - UHG Class A Common Shares	373,473	0.8%
Convertible Note Investors - UHG Class A Common Shares	744,588	1.6%
PIPE Investors - UHG Class A Common Shares	589,375	1.2%
Lock-up Investors - UHG Class A Common Shares	421,100	0.9%
Total Closing Shares	47,594,950	100%
(1)	Represents remaining DHHC Class A shares following share redemptions prior to the Business Combination.